Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating activities
Net loss for the year	$ 983	$ 1,711	$ 1,419
Items not involving cash:
Fair value gain on derivative liabilities	(90)	(105)	(358)
Loss on settlement of convertible notes	26	13
Interest and convertible accretion	72	260	141
Unrealized (gain) loss on marketable securities	(476)	(9)	130
Share-based compensation	175	117	91
Cash flows from (used in) operations before changes in working capital	(1,276)	(1,435)	(1,415)
Changes in non-cash working capital
Other receivable		(1)	1
Prepaid and deposit	(1)		24
Accounts payable and accrued liabilities	96	(185)	202
Cash used in operating activities	(1,181)	(1,621)	(1,188)
Financing activities
Shares issued for cash	19	132
Convertible notes	(381)		973
Loan		(311)	(295)
Related party loan payable		(218)	210
Cash provided by financing activities	(362)	(397)	888
Investing activities
Expenditures on mineral properties	(1,411)	(1,899)	(1,518)
Net proceeds from water rights sale	1,868	5,685	313
Reclamation bonds		28	2
Cash provided by in investing activities	457	3,814	(1,203)
Effect of foreign exchange on cash	(25)	(31)	(25)
(Decrease) increase in cash and cash equivalents	(1,111)	1,765	(1,528)
Cash and cash equivalents, beginning of year	1,812	47	1,575
Cash and cash equivalents, end of year	701	1,812	47
Supplemental cash flow information
Exploration expenditures included in accounts payable	41	27	95
Interest paid in cash	$ 76	46	$ 45
Shares issued for interest		$ 45